Deposits	12 Months Ended
Dec. 31, 2011
Deposits [Abstract]
Deposit Liabilities Disclosures [Text Block]
Deposits

The following is a summary of interest bearing deposits at December 31:

	2011	2010
	(Dollars in thousands)
Interest bearing checking accounts	$88,332	$64,317
Savings and money market accounts	150,726	116,069
Time deposits, $100,000 and over	74,557	62,910
Other time deposits	83,168	68,838
	$396,783	$312,134

The following is a summary of time deposits by maturity at December 31, 2011:

(Dollars in thousands)
2012	$115,564
2013	23,585
2014	12,629
2015	2,819
2016	3,128
$157,725